Stock-Based Compensation - Summary of Restricted Stock Awards and Restricted Stock Units (Detail) - 2013 Stock Incentive Plan [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested, Beginning balance | shares	695,312
Granted | shares	4,582,728
Vested | shares	(230,754)
Canceled | shares	(197,996)
Non-vested, Ending balance | shares	4,849,290
Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Grant Date Fair Value, Non-vested, Beginning balance | $ / shares	$ 12.40
Weighted Average Grant Date Fair Value, Granted | $ / shares	15.56
Weighted Average Grant Date Fair Value, Vested | $ / shares	12.92
Weighted Average Grant Date Fair Value, Canceled | $ / shares	15.39
Weighted Average Grant Date Fair Value, Non-vested, Ending balance | $ / shares	$ 15.24
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested, Beginning balance | shares	341,161
Vested | shares	(120,396)
Non-vested, Ending balance | shares	220,765
Weighted Average Grant Date Fair Value, Non-vested, Beginning balance | $ / shares	$ 12.00
Weighted Average Grant Date Fair Value, Vested | $ / shares	12.00
Weighted Average Grant Date Fair Value, Non-vested, Ending balance | $ / shares	$ 12.00